Note 16 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 37,428	$ 49,924
Gross net operating loss not recognized	153	141
Net operating loss carry foward	37,275	49,783
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	183	369
Gross capital loss not recognized	108	369
Net capital loss carry forward	75
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	85,550	118,224
Gross net operating loss not recognized	4,100	4,100
Net operating loss carry foward	81,450	114,124
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	54
Net capital loss carry forward	54
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	45,988	41,333
Gross net operating loss not recognized	31,543	31,902
Net operating loss carry foward	14,445	9,431
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,521	6,489
Gross capital loss not recognized	$ 6,521	$ 6,489